Fiduciary activities and management of funds (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of managed off-balance sheet financial assets
As of December 31, 2021 and 2020, the value of the managed
off-balance
sheet financial assets is as follows:

	2021	2020
	S/(000)	S/(000)
Investment funds	18,669,786	15,008,109
Mutual funds	4,310,914	5,980,724

Total	22,980,700	20,988,833